Equity - Reserves (Details) - Schedule of Equity - Reserves $ in Millions, $ in Millions	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Equity - Reserves (Details) - Schedule of Equity - Reserves [Line Items]
Total equity reserves	$ (1,813,049)	$ (1,201,490)	$ (840,137)
Foreign currency reserve [Member]
Equity - Reserves (Details) - Schedule of Equity - Reserves [Line Items]
Total equity reserves	(1,674,038)	(1,109,369)	(697,705)
Re-measurements reserve [Member]
Equity - Reserves (Details) - Schedule of Equity - Reserves [Line Items]
Total equity reserves	$ (139,011)	$ (92,121)	$ (142,432)